STOCK-BASED COMPENSATION STOCK-BASED COMPENSATION (Notes)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement [Text Block]	STOCK-BASED COMPENSATION
Effective with the DWDP Merger, on August 31, 2017, DowDuPont assumed all TDCC and EID equity incentive compensation awards outstanding immediately prior to the DWDP Merger. The fair values of the converted awards were based on valuation assumptions developed by management and other information including, but not limited to, historical volatility and exercise trends of TDCC and EID. All outstanding TDCC stock options and restricted stock unit ("RSU") (formerly termed deferred stock) awards were converted into stock options and RSU awards with respect to DowDuPont Common Stock. All outstanding and nonvested TDCC performance stock unit ("PSU") (formerly termed performance deferred stock) awards were converted into RSU awards with respect to DowDuPont Common Stock at the greater of the applicable performance target or the actual performance as of the effective time of the DWDP Merger.

In addition, the Company also assumed sponsorship of each equity incentive compensation plan of TDCC and EID. TDCC and EID did not merge their equity incentive plans as a result of the DWDP Merger. The TDCC and EID stock-based compensation plans were assumed by DowDuPont and remained in place with the ability to grant and issue DowDuPont common stock until the Distributions. Immediately following the Corteva Distribution, DuPont adopted the DuPont Omnibus Incentive Plan ("DuPont OIP") which provides for equity-based and cash incentive awards to certain employees, directors, independent contractors and consultants. Upon adoption of the DuPont OIP, the TDCC and EID plans were maintained and rolled into the DuPont OIP as separate subplans. The equity awards under these subplans have the same terms and conditions that were applicable to the awards under the TDCC and EID plans immediately prior to the Distributions.

During the second quarter of 2020, the stockholders of DuPont approved the DuPont 2020 Equity and Incentive Plan (the "2020 Plan"). The 2020 Plan limits the number of shares that may be subject to awards payable in shares of DuPont common stock to 19 million. The 2020 Plan authorizes the Company to grant options, share appreciation rights, restricted shares, RSUs, share bonuses, other share-based awards, cash awards, each as defined in the 2020 Plan, or any combination of the foregoing. The approval of the 2020 Plan had no effect on the Company’s ability to make future grants under the DuPont OIP in accordance with its terms, and awards that are outstanding under the DuPont OIP remain outstanding in accordance with their terms. There has been no activity under the 2020 Plan to date.

A description of the Company's stock-based compensation is discussed below followed by a description of TDCC and EID stock-based compensation.

Accounting for Stock-Based Compensation
The Company grants stock-based compensation awards that vest over a specified period or upon employees meeting certain performance and/or retirement eligibility criteria. The fair value of equity instruments issued to employees is measured on the grant date. The fair value of liability instruments issued to employees is measured at the end of each quarter. The fair value of equity and liability instruments is expensed over the vesting period or, in the case of retirement, from the grant date to the date on which retirement eligibility provisions have been met and additional service is no longer required. The Company estimates expected forfeitures.

DuPont recognized share-based compensation expense in continuing operations of $97 million, $87 million, and $73 million during the years ended December 31, 2020, 2019 and 2018, respectively. The income tax benefits related to stock-based compensation arrangements were $19 million, $18 million, and $15 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Total unrecognized pretax compensation cost in continuing operations related to nonvested stock option awards of $9 million at December 31, 2020, is expected to be recognized over a weighted-average period of 1.3 years. Total unrecognized pretax compensation cost in continuing operations related to RSUs and PSUs of $55 million at December 31, 2020, is expected to be recognized over a weighted average period of 1.6 years. The total fair value of RSUs and PSUs vested in the year ended December 31, 2020 was $67 million. The weighted average grant-date fair value of RSUs and PSUs granted during 2020 was $52.71.
At the time of the N&B separation, outstanding, unvested share-based compensation awards that were denominated in DuPont common stock and held by N&B Employees were terminated and reissued as equity awards issued under the IFF stock plan.

DuPont Omnibus Incentive Plan
The Company grants stock-based compensation awards to certain employees, directors, independent contractors and consultants in the form of stock incentive plans, which include stock options, RSUs and PSUs. The DuPont OIP has two subplans that have the same terms and conditions of the TDCC and EID plans immediately prior to the Distributions. Awards previously granted under those plans that were nonvested will now vest in each subplan. All new awards will be granted by the OIP. Under the DuPont OIP, a maximum of 10 million shares of common stock are available for award as of December 31, 2020.

OIP Stock Options
The exercise price of shares subject to option is equal to the market price of the Company's stock on the date of grant. Stock option awards expire 10 years after the grant date. The plan allows retirement-eligible employees of the Company to retain any granted awards upon retirement provided the employee has rendered at least six months of service following the grant date.

The Company uses the Black-Scholes option pricing model to determine the fair value of stock option awards and the assumptions set forth in the table below. The weighted-average assumptions used to calculate total stock-based compensation are included in the following table:

OIP Weighted-Average Assumptions	2020	2019
Dividend yield	2.3%	1.8%
Expected volatility	23.0%	21.1%
Risk-free interest rate	1.2%	1.6%
Expected life of stock options granted during period (years)	6.0	6.1

The Company determines the dividend yield by dividing the annualized dividend on DuPont's common stock by the option exercise price. A historical daily measurement of volatility (using DowDuPont stock information after the DWDP Merger date and a weighted average of TDCC and EID prior to DWDP Merger date) is determined based on the expected life of the option granted. The risk-free interest rate is determined by reference to the yield on an outstanding U.S. Treasury note with a term equal to the expected life of the option granted. Expected life is determined by reference to DuPont's historical experience, adjusted for expected exercise patterns of in-the-money options.

The following table summarizes stock option activity for 2020 under the OIP:

OIP Stock Options	2020
	Number of Shares (in thousands)	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2020	1,367	$66.06
Granted	1,052	$53.50
Exercised	—	$—
Forfeited/Expired	(147)	$63.59
Outstanding at December 31, 2020	2,272	$60.40	8.58	$24,322
Exercisable at December 31, 2020	—	$—	—	$—

Additional Information about OIP Stock Options [1]
In millions, except per share amounts	2020	2019
Weighted-average fair value per share of options granted	$9.18	$11.85
Total compensation expense for stock options plans	$16	$5
Related tax benefit	$3	$1
1.No awards have vested under the OIP as of December 31, 2020.
The aggregate intrinsic values in the table above represent the total pretax intrinsic value (the difference between the closing stock price on the last trading day of 2020 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their in-the-money options at year end.

OIP Restricted Stock Units and Performance Deferred Stock
The Company grants RSUs to certain employees that serially vested over a three-year period and, upon vesting, convert one-for-one to DuPont common stock. A retirement eligible employee retains any granted awards upon retirement provided the employee has rendered at least six months of service following the grant date. The fair value of all stock-settled RSUs is based upon the market price of the underlying common stock as of the grant date.

The Company grants PSUs to senior leadership under a subplan of the DuPont OIP. Vesting for PSUs granted is based upon achieving certain return on invested capital ("ROIC") targets and certain adjusted corporate net income annual growth targets, weighted evenly between the metrics and modified by a relative total shareholder return ("TSR") percentile ranking goal as compared to the S&P 500. Performance and payouts are determined independently for each metric. The actual award, delivered as DuPont common stock, can range from zero percent to two-hundred percent of the original grant. The weighted-average grant-date fair value of the PSUs, subject to the TSR metric, is based upon the market price of the underlying common stock as of the grant date and estimated using a Monte Carlo simulation.

Nonvested awards of RSUs and PSUs are shown below.

OIP RSUs and PSUs	2020
	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value (per share)
Nonvested at January 1, 2020	561	$66.56
Granted	1,482	$52.83
Vested	(38)	$63.14
Forfeited	(106)	$61.03
Nonvested at December 31, 2020	1,899	$56.31

TDCC Plans
TDCC granted stock-based compensation to employees and non-employee directors in the form of stock incentive plans, which include stock options, RSUs and restricted stock. TDCC also provided stock-based compensation in the form of PSUs.

TDCC Valuation Methods and Assumptions
Effective with the first quarter of 2018 grant, TDCC began using the Black-Scholes option valuation model to estimate the fair value of stock options. TDCC used the Black-Scholes option valuation model for subscriptions to purchase shares under the ESPP. The weighted-average assumptions used to calculate total stock-based compensation are included in the following table:

TDCC Weighted-Average Assumptions [1]	2018
Dividend yield	2.13%
Expected volatility	23.34%
Risk-free interest rate	2.83%
Expected life of stock options granted during period (years)	6.2
1.No awards were granted by the Company out of the TDCC plan during 2019 and 2020.

The dividend yield assumption was equal to the dividend yield on the grant date, which reflected the most recent DowDuPont quarterly dividend payment of $0.38 per share in 2018. The expected volatility assumptions for the 2018 stock options were based on an equal weighting of the historical daily volatility for the expected term of the awards and current implied volatility from exchange-traded options. The risk-free interest rate was based on the U.S. Treasury strip rates over the expected life of the 2018 options. The expected life of stock options granted was based on an analysis of historical exercise patterns.

TDCC Stock Incentive Plan
TDCC previously granted equity awards under various plans (the "Prior Plans"). On February 9, 2012, TDCC's Board of Directors authorized The Dow Chemical Company 2012 Stock Incentive Plan (the "2012 Plan"), which was approved by stockholders at TDCC's annual meeting on May 10, 2012 ("Original Effective Date") and became effective on that date. On February 13, 2014, TDCC's Board of Directors adopted The Dow Chemical Company Amended and Restated 2012 Stock Incentive Plan (the "2012 Restated Plan"). The 2012 Restated Plan was approved by stockholders at TDCC's annual meeting on
May 15, 2014, and became effective on that date. The Prior Plans were superseded by the 2012 Plan and the 2012 Restated Plan (collectively, the "2012 Plan"). Under the 2012 Plan, TDCC may grant options, RSUs, PSUs, restricted stock, stock appreciation rights and stock units to employees and non-employee directors until the tenth anniversary of the Original Effective Date, subject to an aggregate limit and annual individual limits. The terms of the grants are fixed at the grant date. TDCC's stock-based compensation programs were assumed by DowDuPont.

In connection with the DWDP Merger, on August 31, 2017 ("Conversion Date") all outstanding TDCC stock options and RSU awards were converted into stock options and RSU awards with respect to DowDuPont Common Stock. The stock options and RSU awards have the same terms and conditions under the applicable plans and award agreements prior to the DWDP Merger. All outstanding and nonvested PSU awards were converted into RSU awards with respect to DowDuPont Common Stock at the greater of the applicable performance target or the actual performance as of the effective time of the DWDP Merger. Changes in the fair value of liability instruments are recognized as compensation expense each quarter. Upon the adoption of the OIP, the 2012 Plan became an inactive sub plan of the OIP and no longer grants new awards. All previously granted awards still vest under the 2012 Plan with the same terms and conditions that were applicable to the awards immediately prior to the Distributions.

TDCC Stock Options
TDCC granted stock options to certain employees, subject to certain annual and individual limits, with terms of the grants fixed at the grant date. The exercise price of each stock option equals the market price of TDCC’s stock on the grant date. Options vest from one year to three years, and had a maximum term of 10 years.

The following table summarizes stock option activity for 2020:

TDCC Stock Options	2020
	Number of Shares (in thousands)	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2020	689	$58.21
Granted [1]	—	$—
Exercised	(84)	$49.14
Forfeited/Expired	(10)	$60.75
Outstanding at December 31, 2020	595	$59.45	3.73	$7,596
Exercisable at December 31, 2020	534	$57.96	3.36	$7,564
1.No awards were granted by the Company out of the TDCC plan during 2020.

Additional Information about TDCC Stock Options [1]
In millions, except per share amounts	2020	2019	2018
Weighted-average fair value per share of options granted	$—	$—	$15.38
Total compensation expense for stock options plans	$—	$1	$68
Related tax benefit	$—	$—	$15
Total amount of cash received from the exercise of options	$4	$2	$112
Total intrinsic value of options exercised [2]	$1	$1	$160
Related tax benefit	$—	$—	$36
1.No awards were granted by the Company out of the TDCC plan during 2019 and 2020.
2. Difference between the market price at exercise and the price paid by the employee to exercise the options.
TDCC Restricted Stock Units
TDCC granted restricted stock units to certain employees. The grants vest after a designated period of time, generally one to five years. The following table shows changes in nonvested RSUs:

TDCC RSU Awards	2020
Shares in thousands	Shares	Grant Date Fair Value [1]
Nonvested at January 1, 2020	336	$81.12
Granted [2]	—	$—
Vested	(178)	$85.49
Forfeited	(6)	$75.97
Nonvested at December 31, 2020	152	$74.24
1. Weighted-average per share.
2. No awards were granted by the Company out of the TDCC plan during 2020.

Additional Information about TDCC RSUs [1]
In millions, except per share amounts	2020	2019	2018
Weighted-average fair value per share of RSUs granted	$—	$—	$71.46
Total fair value of RSUs vested	$15	$1	$382
Related tax benefit	$3	$—	$86
Total compensation expense for RSU awards	$3	$4	$144
Related tax benefit	$1	$1	$32
1.No awards were granted out of the TDCC plan during 2019 and 2020.

In 2018, TDCC paid $45 million in cash, equal to the value of the stock award on the date of delivery, to certain executive employees to settle approximately 625,000 RSUs.

TDCC Performance Stock Units
TDCC granted performance stock units to certain employees. The grants vest when specified performance targets are attained, such as return on capital and relative total shareholder return, over a predetermined period, generally one year to three years. In November 2017, DowDuPont granted PSUs to senior leadership measured on the realization of cost savings in connection with cost synergy commitments, as well as the Company’s ability to complete the DWDP Distributions. Performance and payouts are determined independently for each metric. Compensation expense related to PSU awards is recognized over the lesser of the service or performance period. Changes in the fair value of liability instruments are recognized as compensation expense each quarter. In the year ended December 31, 2018, the Company recognized $12 million and $3 million of compensation expense and related income tax benefit, respectively, for the TDCC PSUs.

The following table shows the PSU awards granted:

TDCC PSU Awards		Target Shares Granted [1]	Grant Date Fair Value [2]
Shares in thousands
Year	Performance Period
2017	Sep 1, 2017 - Aug 31, 2019	232	$71.16
2017 [3]	Jan 1, 2017 - Dec 31, 2019	1,728	$81.99
1. At the end of the performance period, the actual number of shares issued can range from zero to 200 percent of the target shares granted.
2. Weighted-average per share.
3. Converted to RSU awards at Conversion Date.

TDCC Restricted Stock
Under the 2012 Plan, TDCC had the option to grant shares (including options, stock appreciation rights, stock units and restricted stock) to non-employee directors over the 10-year duration of the program, subject to the plan's aggregate limit as well as annual individual limits. The restricted stock issued under this plan cannot be sold, assigned, pledged or otherwise transferred by the non-employee director, until retirement or termination of service to TDCC. In the year ended December 31, 2018, the Company issued 36 thousand shares with a weighted average fair value of $62.82. No awards were granted out of the TDCC plan during 2019 or 2020.
EID Plans
Prior to the DWDP Merger, EID provided share-based compensation to its employees through grants of stock options, RSUs and PSUs. Most of these awards have been granted annually in the first quarter of each calendar year. Subsequent to the DWDP Merger, DowDuPont assumed sponsorship of the equity incentive compensation plan of EID.

EID Equity Incentive Plan
EID's Equity Incentive Plan ("EID EIP"), as amended and restated effective August 31, 2017, provides for equity-based and cash incentive awards to certain employees, directors and consultants. Under the EID EIP, the maximum number of shares reserved for the grant or settlement of awards was 110 million shares, provided that each share in excess of 30 million that was issued with respect to any award that was not an option or stock appreciation right be counted against the 110 million share limit as four and one-half shares. EID satisfied stock option exercises and vesting of RSUs and PSUs with shares of DowDuPont Common Stock. Upon the adoption of the OIP, EID EIP became an inactive sub plan of the OIP and no longer grants new awards. All previously granted awards still vest under the EID EIP with the same terms and conditions that were applicable to the awards immediately prior to the Distributions.

EID Stock Options
The exercise price of shares subject to option is equal to the market price of EID's stock on the date of grant. When converted into the right to receive 1.282 shares of DowDuPont Common Stock, the exercise price was also adjusted by the 1.282 conversion factor. All options vest serially over a three-year period. Stock option awards granted between 2010 and 2015 expire seven years after the grant date and options granted between 2016 and 2018 expire ten years after the grant date. The plan allowed retirement-eligible employees of EID to retain any granted awards upon retirement provided the employee has rendered at least six months of service following the grant date. The awards have the same terms and conditions as were applicable to such equity awards immediately prior to the DWDP Merger closing date.

EID used the Black-Scholes option pricing model to determine the fair value of stock option awards and the assumptions set forth in the table below. The weighted-average grant-date fair value of options granted for the years ended December 31, 2019 and 2018 was $15.69 and $15.46, respectively. There were no options granted out of the EID EIP in 2020. The weighted-average assumptions used to calculate total stock-based compensation are included in the following table:

EID Weighted-Average Assumptions	2019	2018
Dividend yield	1.6%	2.1%
Expected volatility	19.8%	23.3%
Risk-free interest rate	2.4%	2.8%
Expected life of stock options granted during period (years)	6.1	6.2

EID determined the dividend yield by dividing the annualized dividend on DowDuPont's Common Stock by the option exercise price. A historical daily measurement of volatility (using DowDuPont stock information after the DWDP Merger date and a weighted average of TDCC and EID prior to DWDP Merger date) is determined based on the expected life of the option granted. The risk-free interest rate is determined by reference to the yield on an outstanding U.S. Treasury note with a term equal to the expected life of the option granted. Expected life is determined by reference to EID's historical experience, adjusted for expected exercise patterns of in-the-money options.

The following table summarizes stock option activity for 2020 under EID's EIP:

EID Stock Options	2020
	Number of Shares (in thousands)	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2020	5,661	$67.60
Granted	—	$—
Exercised	(526)	$47.93
Forfeited/Expired	(111)	$65.51
Canceled and assigned	—	$—
Outstanding at December 31, 2020	5,024	$69.71	4.29	$7,101
Exercisable at December 31, 2020	4,323	$69.05	3.94	$7,052
EID RSUs and PSUs
EID issued RSUs that serially vested over a three-year period and, upon vesting, convert one-for-one to DowDuPont Common Stock. A retirement eligible employee retains any granted awards upon retirement provided the employee has rendered at least six months of service following the grant date. Additional RSUs were also granted periodically to key senior management employees. These RSUs generally vested over periods ranging from three years to five years. The fair value of all stock-settled RSUs is based upon the market price of the underlying common stock as of the grant date. The awards have the same terms and conditions as were applicable to such equity awards immediately prior to the DWDP Merger closing date.

EID granted PSUs to senior leadership. Upon a change in control, EID's EIP provisions required PSUs to be converted into RSUs based on the number of PSUs that would vest by assuming that target levels of performance are achieved. Service requirements for vesting in the RSUs replicate those inherent in the exchanged PSUs. In accordance with the DWDP Merger Agreement, PSUs converted to RSU awards based on an assessment of the underlying market conditions in the PSUs at the greater of target or actual performance levels as of the closing date. As the actual performance levels were not in excess of target as of the closing date, all PSUs converted to RSUs based on target and there was no incremental benefit from the DWDP Merger Agreement when compared with EID’s EIP.

In November 2017, DowDuPont granted PSUs to senior leadership that vest partially based on the realization of cost savings in connection with cost synergy commitments, as well as DowDuPont’s ability to complete the DWDP Distributions. Performance and payouts are determined independently for each metric. The actual award, delivered in DowDuPont Common Stock, can range from zero percent to 200 percent of the original grant. The weighted-average grant date fair value of the PSUs granted in November 2017 of $71.16 was based upon the market price of the underlying common stock as of the grant date. There were no PSUs granted in the years ended December 31, 2020, 2019 and 2018.

Nonvested awards of RSUs are shown below.

EID RSUs	2020
Shares in thousands	Shares	Grant Date Fair Value [1]
Nonvested at January 1, 2020	1,700	$74.14
Granted	—	$—
Vested	(783)	$77.27
Forfeited	(17)	$75.64
Nonvested at December 31, 2020	900	$71.44
1. Weighted-average per share.
The weighted average grant-date fair value of stock units granted during 2019 and 2018 was $70.69 and $70.37, respectively. There were no RSUs granted out of the EID EIP in 2020.